UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09081

Morgan Stanley International Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	October 31, 2006

Date of reporting period:	January 31, 2006

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International Fund

Portfolio of Investments January 31, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (95.4%)
	Australia (4.0%)
	Aluminum
46,748	Alumina Ltd.	$265,976

	Beverages: Alcoholic
39,659	Foster’s Group Ltd.	158,341

	Beverages: Non-Alcoholic
10,143	Coca-Cola Amatil Ltd.	59,017

	Biotechnology
1,872	CSL Ltd.	61,693

	Building Products
39,012	CSR Ltd.	125,315

	Casino/Gaming
7,883	TABCORP Holdings Ltd.	90,717

	Chemicals: Major Diversified
11,542	Orica Ltd.	191,586

	Construction Materials
24,049	Boral Ltd.	163,794
19,230	James Hardie Industries NV	128,350
38,367	Rinker Group Ltd.	487,742
		779,886

	Containers/Packaging
36,300	Amcor Ltd.	188,381

	Engineering & Construction
4,685	Leighton Holdings Ltd.	71,874

	Financial Conglomerates
25,835	AMP Ltd.	160,887
4,060	Macquarie Bank Ltd.	210,327
10,713	Suncorp-Metway Ltd.	179,367
		550,581

	Food Retail
20,867	Coles Myer Ltd.	165,202
19,499	Woolworths Ltd.	254,825
		420,027

	Gas Distributors
9,034	Australian Gas Light Co. Ltd.	123,195
114,494	Origin Energy Ltd.	633,207
		756,402

	Hospital/Nursing Management
17,492	Symbion Health Ltd.	45,719

	Industrial Conglomerates
3,619	Ansell Ltd.	29,227
7,300	Wesfarmers Ltd.	210,435
		239,662

	Investment Trusts/Mutual Funds
43,965	Macquarie Infrastructure Group (Stapled Securities)**	117,577

	Major Banks
28,090	Australia and New Zealand Banking Group Ltd.	529,897
23,211	Commonwealth Bank of Australia	785,155
31,079	National Australia Bank Ltd.	797,720
32,826	Westpac Banking Corp.	578,701
		2,691,473

	Major Telecommunications
41,934	Telstra Corp., Ltd.	126,441

	Medical/Nursing Services
2,665	Sonic Healthcare Ltd.	30,265

	Miscellaneous Commercial Services
19,232	Brambles Industries Ltd.	144,536

	Multi-Line Insurance
33,017	Insurance Australia Group Ltd.	139,326

	Oil & Gas Production
84,079	Santos Ltd.	834,447
45,997	Woodside Petroleum Ltd.	1,575,796
		2,410,243

	Oil Refining/Marketing
15,980	Caltex Australia Ltd.	234,260

	Other Metals/Minerals
144,539	BHP Billiton Ltd.	2,825,171
12,538	Rio Tinto Ltd.	720,198
		3,545,369

	Other Transportation
18,100	Patrick Corp., Ltd.	93,245
11,013	Transurban Group	59,739
		152,984

	Pharmaceuticals: Other
17,492	Mayne Pharma Ltd.*	33,792

	Precious Metals
13,390	Newcrest Mining Ltd.	265,780

	Property - Casualty Insurers
13,490	QBE Insurance Group Ltd.	197,757

	Publishing: Newspapers
19,491	John Fairfax Holdings Ltd.	62,609

	Pulp & Paper
18,583	PaperlinX Ltd.	48,289

	Real Estate Development
8,233	Lend Lease Corp., Ltd.	90,633

	Real Estate Investment Trusts
1,300	Stockland (Stapled Securities)**	6,393

	Steel
29,535	BlueScope Steel Ltd.	175,202

22,894	OneSteel Ltd.	65,215
		240,417

	Total Australia	14,543,321

	Austria (0.9%)
	Building Products
2,769	Wienerberger AG	121,998

	Construction Materials
1,133	RHI AG*	31,852

	Electric Utilities
507	Oesterreichische Elektrizitaetswirtschafts AG (Verbund) (A Shares)	226,578

	Major Banks
3,161	Bank Austria Creditanstalt	385,100
13,554	Erste Bank der Oesterreichischen Sparkassen AG	755,513
		1,140,613

	Major Telecommunications
17,041	Telekom Austria AG	412,236

	Oil Refining/Marketing
12,451	OMV AG	879,257

	Other Transportation
798	Flughafen Wien AG	62,933

	Real Estate Development
24,029	Immofinanz Immobilien Anlagen AG*	247,453

	Steel
289	Boehler-Uddeholm AG	55,838
551	Voestalpine AG	64,906
		120,744

	Total Austria	3,243,664

	Belgium (0.8%)
	Chemicals: Specialty
1,748	Solvay S.A.	197,312

	Electronic Equipment/Instruments
1,997	Agfa Gevaert NV	34,437

	Financial Conglomerates
42,807	Fortis	1,488,325

	Major Banks
24,154	Dexia	593,399
3,321	KBC Groupe NV	333,329
		926,728

	Major Telecommunications
3,180	Belgacom S.A.	97,896

	Metal Fabrications
209	Bekaert NV	20,660

	Other Metals/Minerals
631	Umicore	82,989

	Pharmaceuticals: Other
3,318	UCB S.A.	163,754

	Total Belgium	3,012,101

	Bermuda (0.1%)
	Apparel/Footwear
40,000	Yue Yuen Industrial (Holdings) Ltd.	124,195

	Construction Materials
41,000	Cheung Kong Infrastructure Holdings Ltd.	127,683

	Total Bermuda	251,878

	Brazil (0.0%)
	Beverages: Alcoholic
82,339	Companhia de Bebidas das Americas	28,705

	Food Retail
500	Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Sponsored ADR)	18,815

	Steel
2,105	Arcelor Brasil S.A.	31,627
1,604	Companhia Siderurgica Nacional S.A.	47,105
		78,732

	Tobacco
2,200	Souza Cruz S.A.	31,017

	Total Brazil	157,269

	Cayman Islands (0.1%)
	Industrial Specialties
37,500	Kingboard Chemical Holdings Ltd.	121,469

	Major Telecommunications
109,000	Hutchison Telecommunications International Ltd.*	184,593

	Total Cayman Islands	306,062

	Denmark (0.6%)
	Biotechnology
1,450	Novozymes A/S (B Shares)	80,549

	Electrical Products
5,600	Vestas Wind Systems A/S*	110,224

	Major Banks
21,544	Danske Bank A/S	756,099

	Marine Shipping
41	A P Moller - Maersk A/S	408,166

	Pharmaceuticals: Major
8,750	Novo Nordisk A/S (B Shares)	489,630

	Telecommunication Equipment
11,500	GN Store Nord A/S	164,152

	Trucking
725	DSV A/S	100,716

	Total Denmark	2,109,536

	Finland (1.4%)
	Building Products
948	Uponor Oyj	23,393

	Engineering & Construction
2,578	Kone Oyj (B Shares)*	103,909

	Food Retail
9,810	Kesko Oyj (B Shares)	290,684

	Industrial Machinery
7,088	Metso Oyj	231,977

	Information Technology Services
5,020	TietoEnator Oyj	195,081

	Marine Shipping
1,289	Cargotec Corp. (B Shares)*	49,105

	Multi-Line Insurance
11,210	Sampo Oyj (A Shares)	218,359

	Oil Refining/Marketing
10,453	Fortum Oyj	233,445
3,313	Neste Oil Oyj*	107,020
		340,465

	Other Metals/Minerals
6,478	Outokumpu Oyj	111,552

	Pulp & Paper
15,923	Stora Enso Oyj (Registered Shares)	220,634
14,009	UPM-Kymmene Oyj	285,981
		506,615

	Telecommunication Equipment
160,580	Nokia Oyj	2,934,876

	Trucks/Construction/Farm Machinery
1,518	Wartsila Oyj (B Shares)	49,700

	Total Finland	5,055,716

	France (7.4%)
	Advertising/Marketing Services
2,240	Publicis Groupe	84,410

	Aerospace & Defense
3,679	Thales S.A.	177,862
342	Zodiac S.A.	21,929
		199,791

	Apparel/Footwear
238	Hermes International	61,274
5,577	LVMH Moet Hennessy Louis Vuitton S.A.	502,874
		564,148

	Auto Parts: O.E.M.
2,683	Valeo S.A.	107,945

	Automotive Aftermarket
2,421	Compagnie Generale des Etablissements Michelin (B Shares)	144,504

	Broadcasting
2,759	Societe Television Francaise 1	87,382

	Building Products
9,213	Compagnie de Saint-Gobain	603,607

	Chemicals: Specialty
2,832	L’Air Liquide S.A.	581,909

	Construction Materials
7,982	Bouygues S.A.	437,364
937	Imerys S.A.	77,149
4,407	Lafarge S.A.	463,471
		977,984

	Data Processing Services
558	Atos Origin S.A.*	41,302

	Department Stores
1,436	PPR S.A.	167,412

	Electric Utilities
3,280	Suez S.A. (Brussels Exchange)	121,210
20,351	Suez S.A. (Paris Exchange)	752,302
3,280	Suez-Strip VVPR*	40
		873,552

	Electrical Products
6,397	Schneider Electric S.A.	668,092

	Electronics/Appliances
5,560	Thomson	113,975

	Engineering & Construction
4,217	Vinci S.A.	392,022

	Food Distributors
4,533	Sodexho Alliance S.A.	205,332

	Food Retail
13,148	Carrefour S.A.	620,475
1,733	Casino Guichard Perrachon S.A.	102,387
		722,862

	Food: Major Diversified
5,688	Groupe Danone	619,603

	Hotels/Resorts/Cruiselines
8,803	Accor S.A.	527,356

	Industrial Conglomerates
3,385	Alstom*	257,127

	Information Technology Services
4,278	Cap Gemini S.A.*	195,340

	Integrated Oil
15,940	Total S.A.	4,398,032

	Internet Software/Services
1,686	Business Objects S.A.*	69,410

	Life/Health Insurance
2,812	CNP Assurances	244,165

	Major Banks
30,238	BNP Paribas S.A.	2,695,323
11,926	Societe Generale	1,574,295
		4,269,618

	Major Telecommunications
35,626	France Telecom S.A.	809,906

	Media Conglomerates
20,102	Vivendi Universal S.A.	629,338

	Medical Specialties
1,227	Essilor International S.A.	107,061

	Motor Vehicles
2,756	PSA Peugeot Citroen	163,562
2,837	Renault S.A.	267,696
		431,258

	Multi-Line Insurance
67,459	Axa	2,285,630

	Office Equipment/Supplies
1,215	Neopost S.A.	122,097

	Oilfield Services/Equipment
796	Technip S.A.	54,036

	Other Consumer Specialties
302	Societe BIC S.A.	19,419

	Other Transportation
2,772	Autoroutes du Sud de la France	169,326

	Packaged Software
1,570	Dassault Systemes S.A.	93,996

	Pharmaceuticals: Major
31,101	Sanofi-Aventis	2,849,675

	Publishing: Books/Magazines
3,217	Lagardere S.C.A.	256,281

	Real Estate Development
1,377	Klepierre	136,119
2,226	Unibail	328,175
		464,294

	Real Estate Investment Trusts
1,633	Gecina S.A.	192,362

	Regional Banks
13,826	Credit Agricole S.A.	487,758

	Telecommunication Equipment
43,275	Alcatel S.A.*	570,202
1,977	Safran S.A.	52,195
		622,397
	Water Utilities
4,407	Veolia Environnement	222,959

	Total France	26,934,673

	Germany (6.4%)
	Air Freight/Couriers
21,990	Deutsche Post AG (Registered Shares)	619,281

	Airlines
7,308	Deutsche Lufthansa AG (Registered Shares)	115,817

	Apparel/Footwear
1,115	Adidas-Salomon AG	233,033
370	Puma AG	116,915
		349,948

	Auto Parts: O.E.M.
1,980	Continental AG	192,601

	Chemicals: Major Diversified
14,002	BASF AG	1,102,881
16,985	Bayer AG	708,936
		1,811,817

	Chemicals: Specialty
2,363	Linde AG	192,150

	Department Stores
593	KarstadtQuelle AG*	12,746
4,356	Metro AG	221,119
		233,865

	Electric Utilities
16,484	E.ON AG	1,840,270
9,816	RWE AG	808,452
		2,648,722

	Electronic Components
1,654	Epcos AG*	25,208

	Electronic Equipment/Instruments
626	Wincor Nixdorf AG*	72,981

	Financial Conglomerates
6,181	Hypo Real Estate Holding AG	403,083

	Hotels/Resorts/Cruiselines
6,209	TUI AG	131,727

	Household/Personal Care
1,268	Beiersdorf AG	162,455

	Industrial Conglomerates
3,427	MAN AG	196,809
24,143	Siemens AG (Registered Shares)	2,200,704
9,587	ThyssenKrupp AG	245,190
		2,642,703

	Investment Banks/Brokers
7,126	Deutsche Boerse AG	900,862

	Major Banks
36,991	Bayerische Hypo - und Vereinsbank AG*	1,201,660
32,668	Commerzbank AG	1,110,420
22,573	Deutsche Bank AG (Registered Shares)	2,422,730
		4,734,810

	Major Telecommunications
77,998	Deutsche Telekom AG (Registered Shares)	1,234,212

	Medical Distributors
1,221	Celesio AG	114,248

	Medical/Nursing Services
2,172	Fresenius Medical Care AG	231,403

	Motor Vehicles
13,582	DaimlerChrysler AG (Registered Shares)	779,506
3,542	Volkswagen AG	209,909
		989,415

	Multi-Line Insurance
17,243	Allianz AG (Registered Shares)	2,777,678
4,177	Muenchener Rueckver AG (Registered Shares)	566,756
		3,344,434

	Packaged Software
6,051	SAP AG	1,238,194

	Pharmaceuticals: Major
2,120	Merck KGaA	220,920
5,883	Schering AG	402,225
		623,145

	Pharmaceuticals: Other
3,020	Altana AG	168,594

	Semiconductors
10,145	Infineon Technologies AG*	95,481

	Specialty Stores
642	Douglas Holding AG	28,488

	Total Germany	23,305,644

	Greece (0.3%)
	Casino/Gaming
6,990	Greek Organization of Football Prognostics S.A.	262,639

	Construction Materials
1,550	Titan Cement Co.	68,140

	Major Banks
8,821	National Bank of Greece S.A.	402,994

	Regional Banks
6,938	Alpha Bank A.E.	237,936
4,066	EFG Eurobank Ergasias	151,095
		389,031

	Total Greece	1,122,804

	Hong Kong (3.7%)
	Airlines
83,000	Cathay Pacific Airways Ltd.	153,056

	Apparel/Footwear Retail
80,000	Esprit Holdings Ltd.	697,745

	Broadcasting
23,000	Television Broadcasts Ltd.	125,289

	Electric Utilities
135,800	CLP Holdings Ltd.	777,360
116,000	Hongkong Electric Holdings Ltd.	558,636
		1,335,996

	Electronic Production Equipment
3,000	ASM Pacific Technology Ltd.	17,085

	Engineering & Construction
51,000	Hopewell Holdings Ltd.	128,765
189,798	New World Development Co., Ltd.	278,685
		407,450

	Financial Conglomerates
104,000	Wharf (Holdings) Ltd. (The)	402,051

	Gas Distributors
325,483	Hong Kong & China Gas Co., Ltd.	713,804

	Hotels/Resorts/Cruiselines
82,642	Shangri-La Asia Ltd.	134,753

	Industrial Conglomerates
174,900	Hutchison Whampoa Ltd.	1,791,950
71,500	Swire Pacific Ltd. (Class A)	667,136
		2,459,086

	Investment Banks/Brokers
87,000	Hong Kong Exchanges & Clearing Ltd.	425,450

	Major Banks
133,687	Bank of East Asia, Ltd. (The)	417,871
304,500	BOC Hong Kong (Holdings) Ltd.	611,448
56,800	Hang Seng Bank Ltd.	758,523
		1,787,842

	Major Telecommunications
301,611	PCCW Ltd.*	202,634

	Miscellaneous Manufacturing
129,000	Johnson Electric Holdings Ltd.	126,229

	Publishing: Newspapers
24,000	SCMP Group Ltd.	9,280

	Railroads
113,801	MTR Corp., Ltd.	239,600

	Real Estate Development
130,000	Cheung Kong (Holdings) Ltd.	1,398,623
158,000	Hang Lung Properties Ltd.	308,477
57,000	Henderson Land Development Co., Ltd.	290,466
52,577	Hysan Development Co., Ltd.	133,249
24,590	Kerry Properties Ltd.	80,789
106,923	Sino Land Co., Ltd.	149,888
105,000	Sun Hung Kai Properties Ltd.	1,090,035
		3,451,527

	Real Estate Investment Trusts
135,500	Link REIT*	262,887

	Tools/Hardware
73,000	Techtronic Industries Co., Ltd.	127,030

	Wholesale Distributors
132,000	Li & Fung Ltd.	245,730

	Total Hong Kong	13,324,524

	Ireland (0.6%)
	Construction Materials
14,205	CRH PLC	439,889

	Financial Conglomerates
1,473	Irish Life & Permanent PLC	31,394

	Industrial Conglomerates
1,068	DCC PLC	24,189

	Major Banks
28,515	Allied Irish Banks PLC	640,629
33,202	Bank of Ireland	569,326
		1,209,955

	Pharmaceuticals: Other
11,855	Elan Corporation PLC*	180,679

	Publishing: Newspapers
8,468	Independent News & Media PLC	27,560

	Wholesale Distributors
8,358	Grafton Group PLC (Units) * +	97,947

	Total Ireland	2,011,613

	Italy (1.3%)
	Aerospace & Defense
5,270	Finmeccanica SpA	114,750

	Apparel/Footwear
1,582	Benetton Group SpA	19,135

	Broadcasting
5,250	Mediaset SpA	61,397

	Commercial Printing/Forms
37,044	Seat Pagine Gialle SpA*	19,299

	Construction Materials
873	Italcementi SpA	16,634

	Consumer Sundries
2,123	Luxottica Group SpA	55,431

	Electric Utilities
19,735	Enel SpA	166,924

	Financial Conglomerates
1,412	Banca Fideuram SpA	8,359

	Industrial Conglomerates
44,920	Pirelli & C. SpA	43,613

	Integrated Oil
56,888	ENI SpA	1,718,830

	Investment Banks/Brokers
1,762	Mediobanca SpA	33,766

	Life/Health Insurance
3,501	Alleanza Assicurazioni SpA	43,281
5,921	Assicurazioni Generali SpA	204,569
2,246	Mediolanum SpA	17,334
		265,184

	Major Banks
48,604	Banca Intesa SpA	276,383

3,712	Banca Intesa SpA - RNC	19,418
2,686	Banca Monte dei Paschi di Siena SpA	12,803
5,768	Banca Nazionale del Lavoro SpA*	20,454
20,374	SanPaolo IMI SpA	331,298
60,338	UniCredito Italiano SpA	430,488
		1,090,844

	Major Telecommunications
147,735	Telecom Italia SpA	414,884
84,591	Telecom Italia SpA - RNC	199,291
		614,175

	Motor Vehicles
4,850	Fiat SpA*	47,531

	Multi-Line Insurance
2,115	Riunione Adriatica di Sicurta SpA	54,580

	Oil & Gas Pipelines
3,304	Snam Rete Gas SpA	14,314

	Other Transportation
5,843	Autostrade SpA	147,733

	Regional Banks
1,034	Banca Popolare di Milano Scarl	12,708
4,853	Banco Popolare di Verona e Novara Scrl	111,387
		124,095

	Restaurants
2,921	Autogrill SpA	43,135

	Specialty Telecommunications
3,531	Tiscali SpA*	11,213

	Total Italy	4,670,942

	Japan (29.5%)
	Advertising/Marketing Services
1,650	Asatsu - DK Inc.	52,731

	Agricultural Commodities/Milling
8,000	Nisshin Seifun Group Inc.	84,541

	Air Freight/Couriers
34,500	Nippon Express Co., Ltd.	210,222
12,035	Yamato Holdings Co., Ltd.	207,695
		417,917

	Airlines
36,000	Japan Airlines Corp.*	100,324

	Apparel/Footwear
6,546	Onward Kashiyama Co., Ltd.	122,452
3,000	Wacoal Holdings Corp.	41,699
		164,151

	Apparel/Footwear Retail
3,400	Fast Retailing Co., Ltd.	307,431
1,100	Shimamura Co., Ltd.	139,492
		446,923

	Auto Parts: O.E.M.
27,100	Denso Corp.	953,835
9,059	NGK Spark Plug Co., Ltd.	226,205

3,200	Stanley Electric Co., Ltd.	66,814
4,050	Toyota Industries Corp.	146,689
		1,393,543

	Automotive Aftermarket
37,000	Bridgestone Corp.	752,045

	Beverages: Alcoholic
16,200	Asahi Breweries, Ltd.	203,225
36,051	Kirin Brewery Co., Ltd.	449,793
10,000	Sapporo Holdings, Ltd.	55,565
7,000	Takara Holdings Inc.	42,177
		750,760

	Beverages: Non-Alcoholic
1,100	ITO EN, Ltd.	75,277

	Broadcasting
20	Fuji Television Network, Inc.	49,940
4,400	Tokyo Broadcasting System, Inc.	117,368
		167,308

	Building Products
9,862	JS Group Corp.	207,174
16,000	Nippon Sheet Glass Company, Ltd.	71,041
18,500	Toto Ltd.	165,545
		443,760

	Chemicals: Agricultural
5,500	Nissan Chemical Industries, Ltd.	88,870

	Chemicals: Major Diversified
47,000	Asahi Kasei Corp.	320,036
32,500	Mitsubishi Chemical Holdings Corp.*	207,730
		527,766

	Chemicals: Specialty
8,000	Daicel Chemical Industries, Ltd.	64,837
28,588	Dainippon Ink & Chemicals, Inc.	124,253
18,546	Denki Kagaku Kogyo Kabushiki Kaisha	84,559
6,108	JSR Corp.	181,668
10,000	Kaneka Corp.	131,583
14,056	Kuraray Co., Ltd.	165,668
23,599	Mitsubishi Rayon Co., Ltd.	159,686
20,500	Mitsui Chemicals, Inc.	154,964
14,997	Shin-Etsu Chemical Co., Ltd.	852,480
24,000	Showa Denko K.K.	105,335
6,000	Sumitomo Bakelite Co., Ltd.	54,304
52,000	Sumitomo Chemical Co., Ltd.	400,614
21,500	Tosoh Corp.	109,387
		2,589,338

	Commercial Printing/Forms
16,000	Dai Nippon Printing Co., Ltd.	288,393
17,000	Toppan Printing Co., Ltd.	229,777
		518,170

	Computer Processing Hardware
68,000	Fujitsu Ltd.	599,216

	Construction Materials
22,000	Taiheiyo Cement Corp.	89,057

	Containers/Packaging
7,617	Toyo Seikan Kaisha, Ltd.	135,670

	Department Stores
12,000	Daimaru, Inc. (The)	186,535
4,000	Hankyu Department Stores, Inc.	38,725
7,914	Isetan Co., Ltd.	172,997
16,907	Marui Co., Ltd.	310,504
17,716	Mitsukoshi, Ltd.	110,366
15,040	Takashimaya Co., Ltd.	235,328
		1,054,455

	Electric Utilities
17,300	Chubu Electric Power Co., Inc.	422,401
26,500	Kansai Electric Power Co., Inc. (The)	595,087
10,300	Kyushu Electric Power Co., Inc.	234,370
19,800	Tohoku Electric Power Co., Inc.	426,070
31,000	Tokyo Electric Power Co., Inc. (The)	779,359
		2,457,287

	Electrical Products
7,000	Fuji Electric Holdings Co., Ltd.	38,239
9,000	Fujikura Ltd.	88,972
24,500	Furukawa Electric Co., Ltd. (The)*	219,235
1,300	Mabuchi Motor Co., Ltd.	69,686
12,000	Matsushita Electric Works, Ltd.	134,583
14,560	NGK Insulators, Ltd.	230,051
4,504	Nidec Corp.	412,630
26,500	Sumitomo Electric Industries, Ltd.	439,258
1,500	Ushio Inc.	38,286
		1,670,940

	Electronic Components
7,100	Alps Electric Co., Ltd.	100,201
15,100	Citizen Watch Co., Ltd.	134,091
2,200	Hirose Electric Co., Ltd.	333,919
21,200	Hoya Corp.	849,156
4,400	Ibiden Co., Ltd.	246,736
8,700	Murata Manufacturing Co., Ltd.	630,220
7,000	Nippon Electric Glass Co., Ltd.	184,336
4,000	Taiyo Yuden Co., Ltd.	65,587
4,652	TDK Corp.	336,590
		2,880,836

	Electronic Equipment/Instruments
30,704	Canon Inc.	1,852,602
14,600	Casio Computer Co., Ltd.	256,315
2,147	Keyence Corp.	590,087
21,530	Konica Minolta Holdings, Inc.	241,281
6,400	Kyocera Corp.	569,968
77,500	Matsushita Electric Industrial Co., Ltd.	1,684,208
83,552	Mitsubishi Electric Corp.	680,008
86,500	NEC Corp.	560,252
24,000	Oki Electric Industry Co., Ltd.	84,472
8,304	Omron Corp.	195,675
25,432	Ricoh Co., Ltd.	436,726
66,000	Sanyo Electric Co., Ltd.*	166,491
4,400	Seiko Epson Corp.	108,556
130,026	Toshiba Corp.	832,193
9,000	Yokogawa Electric Corp.	170,658
		8,429,492

	Electronic Production Equipment
4,150	Advantest Corp.	509,289
8,900	Tokyo Electron Ltd.	681,873
		1,191,162

	Electronics/Appliance Stores
4,400	Yamada Denki Co., Ltd.	566,968

	Electronics/Appliances
16,600	Fuji Photo Film Co., Ltd.	568,706
12,000	Nikon Corp.	205,557
6,704	Pioneer Corp.	94,441
31,500	Sharp Corp.	575,827
27,196	Sony Corp.	1,321,094
		2,765,625

	Engineering & Construction
8,000	Chiyoda Corp.	205,897
6,000	Comsys Holdings Corp.	89,739
11,546	JGC Corp.	245,011
51,000	Kajima Corp.	335,103
34,571	Obayashi Corp.	277,829
10,000	Okumura Corp.	59,571
36,000	Shimizu Corporation	284,098
49,000	Taisei Corp.	249,719
		1,746,967

	Finance/Rental/Leasing
3,640	Acom Co., Ltd.	208,461
900	Aeon Credit Service Co., Ltd.	80,535
3,200	Aiful Corp.	215,988
6,900	Credit Saison Co., Ltd.	309,306
5,440	Orix Corp.	1,407,056
4,500	Promise Co., Ltd.	260,781
3,170	Takefuji Corp.	190,730
		2,672,857

	Financial Conglomerates
345	Mizuho Financial Group, Inc.	2,822,567

	Food Retail
17,803	Aeon Co., Ltd.	468,819
2,652	FamilyMart Co., Ltd.	88,822
2,403	Lawson, Inc.	95,432
28,600	Seven & I Holdings Co., Ltd.*	1,208,931
		1,862,004

	Food: Meat/Fish/Dairy
10,000	Meiji Dairies Corp.	50,793
9,000	Nippon Meat Packers, Inc.	93,958
4,700	Yakult Honsha Co., Ltd.	102,740
		247,491

	Food: Specialty/Candy
26,000	Ajinomoto Co., Inc.	269,882
5,500	Kikkoman Corp.	55,169
11,000	Meiji Seika Kaisha, Ltd.	57,278
3,350	Nissin Food Products Co., Ltd.	95,926
5,000	Yamazaki Baking Co., Ltd.	39,330
		517,585

	Gas Distributors
54,000	Osaka Gas Co., Ltd.	194,205
62,000	Tokyo Gas Co., Ltd.	287,967
		482,172

	Home Building
6,306	Daito Trust Construction Co., Ltd.	295,577
34,000	Daiwa House Industry Co., Ltd.	570,820
20,572	Sekisui Chemical Co., Ltd.	159,716

39,046	Sekisui House, Ltd.	608,284
		1,634,397

	Household/Personal Care
22,000	Kao Corp.	633,714
14,000	Shiseido Company, Ltd.	268,451
1,800	Uni-Charm Corp.	84,984
		987,149

	Industrial Conglomerates
130,000	Hitachi, Ltd.	916,226
43,000	Kawasaki Heavy Industries, Ltd.	161,974
		1,078,200

	Industrial Machinery
12,053	Amada Co., Ltd.	109,190
7,100	Daikin Industries, Ltd.	232,956
7,450	Fanuc Ltd.	655,859
42,530	Ishikawajima-Harima Heavy Industries Co., Ltd.*	139,181
141,550	Mitsubishi Heavy Industries, Ltd.	640,558
2,605	SMC Corporation	398,942
16,000	Sumitomo Heavy Industries, Ltd.	142,628
1,700	THK Co., Ltd.	53,750
		2,373,064

	Industrial Specialties
48,500	Asahi Glass Co., Ltd.	701,006
7,700	Nitto Denko Corp.	651,619
		1,352,625

	Information Technology Services
3,800	CSK Holdings Corp.	172,933
1,800	Itochu Techno-Science Corp.	77,160
30	Net One Systems Co., Ltd.	70,053
1,400	Nomura Research Institute, Ltd.	162,264
75	NTT Data Corp.	372,635
43,500	Softbank Corp.	1,464,334
2,200	TIS Inc.	70,684
		2,390,063

	Internet Software/Services
448	Yahoo Japan Corp.	607,056

	Investment Banks/Brokers
135,000	Daiwa Securities Group Inc.	1,584,242
23,500	Nikko Cordial Corp.	373,308
81,550	Nomura Holdings, Inc.	1,591,525
		3,549,075

	Life/Health Insurance
9,500	T&D Holdings, Inc.	677,646

	Major Banks
54,000	Bank of Yokohama, Ltd. (The)	437,191
32,000	Chiba Bank, Ltd. (The)	289,347
34,000	Joyo Bank, Ltd. (The)	226,300
291	Mitsubishi UFJ Financial Group, Inc.	4,191,154
25,123	Mitsui Trust Holdings, Inc.	371,043
168	Resona Holdings, Inc.*	660,031
45,000	Shinsei Bank, Ltd.	299,898
27,000	Shizuoka Bank, Ltd. (The)	275,660
167	Sumitomo Mitsui Financial Group, Inc.	1,949,804
55,081	Sumitomo Trust & Banking Co., Ltd. (The)	606,013
		9,306,441

	Major Telecommunications
249	Nippon Telegraph & Telephone Corp.	1,154,389

	Marine Shipping
5,000	Mitsui O.S.K. Lines, Ltd.	45,296
44,015	Nippon Yusen Kabushiki Kaisha	325,217
		370,513

	Medical Specialties
5,400	Olympus Corp.	142,662
7,750	Terumo Corp.	221,259
		363,921

	Metal Fabrications
16,000	Minebea Co., Ltd.	95,858
72,000	Mitsubishi Materials Corp.	372,456
43,604	Mitsui Mining & Smelting Co., Ltd.	344,848
27,553	NSK Ltd.	204,053
19,551	NTN Corp.	155,455
		1,172,670

	Miscellaneous Commercial Services
450	OBIC Co., Ltd.	105,041
9,985	Secom Co., Ltd.	516,524
1,610	USS Co., Ltd.	102,494
		724,059

	Miscellaneous Manufacturing
15,527	Ebara Corp.	89,187
3,500	Kurita Water Industries Ltd.	81,877
4,500	Takuma Co., Ltd.	38,312
		209,376

	Motor Vehicles
38,109	Honda Motor Co., Ltd.	2,162,996
113,005	Nissan Motor Co., Ltd.	1,271,234
122,855	Toyota Motor Corp.	6,365,761
1,500	Yamaha Motor Co., Ltd.	38,478
		9,838,469

	Movies/Entertainment
2,400	Oriental Land Co., Ltd.	141,128
3,650	TOHO Co., Ltd.	75,433
		216,561

	Office Equipment/Supplies
3,300	Kokuyo Co., Ltd.	48,935

	Oil & Gas Production
13	Inpex Corp.	132,947
6,000	Teikoku Oil Co., Ltd.	87,131
		220,078

	Oil Refining/Marketing
60,000	Nippon Oil Corp.	476,053
7,400	Showa Shell Sekiyu K.K.	86,588
12,000	TonenGeneral Sekiyu K.K.	122,618
		685,259

	Other Consumer Services
2,454	Benesse Corp.	88,255

	Other Metals/Minerals
22,095	Dowa Mining Co., Ltd.	258,911
18,500	Nippon Mining Holdings, Inc.	151,828

40,500	Sumitomo Metal Mining Co., Ltd.	543,958
		954,697

	Other Transportation
4,000	Mitsubishi Logistics Corp.	68,348

	Packaged Software
1,800	Fuji Soft ABC Inc.	60,133
1,850	Oracle Corp. Japan	92,863
5,700	Trend Micro Inc.	189,935
		342,931

	Personnel Services
1,500	Meitec Corp.	52,412

	Pharmaceuticals: Major
34,300	Takeda Pharmaceutical Co., Ltd.	1,940,958

	Pharmaceuticals: Other
18,400	Astellas Pharma Inc.	760,525
8,906	Chugai Pharmaceutical Co., Ltd.	180,640
26,700	Daiichi Sankyo Co., Ltd.*	552,932
10,403	Eisai Co., Ltd.	444,171
32	Kyowa Hakko Kogyo Co., Ltd	255
13,181	Shionogi & Co., Ltd.	198,939
5,959	Taisho Pharmaceutical Co., Ltd.	115,026
		2,252,488

	Property - Casualty Insurers
62	Millea Holdings, Inc.	1,188,853
50,000	Mitsui Sumitomo Insurance Co., Ltd.	613,602
34,000	Sompo Japan Insurance Inc.	483,313
		2,285,768

	Pulp & Paper
40	Nippon Paper Group, Inc.	156,809
43,000	Oji Paper Co., Ltd.	251,023
		407,832

	Railroads
56	Central Japan Railway Co.	572,695
137	East Japan Railway Co.	951,551
16,500	Keihin Electric Express Railway Co., Ltd.	127,118
10,000	Keio Corp.	61,019
63,550	Kintetsu Corp.	259,963
34,500	Tobu Railway Co., Ltd.	174,352
39,000	Tokyu Corp.	272,541
21	West Japan Railway Co.	86,441
		2,505,680

	Real Estate Development
8,000	Leopalace21 Corp.	291,120
80,000	Mitsubishi Estate Co., Ltd.	1,857,849
56,500	Mitsui Fudosan Co., Ltd.	1,189,322
34,500	Sumitomo Realty & Development Co., Ltd.	782,086
12,000	Tokyo Tatemono Co., Ltd.	114,641
		4,235,018

	Real Estate Investment Trusts
25	Japan Real Estate Investment Corp.	213,056
23	Japan Retail Fund Investment Corp.	192,679
30	Nippon Building Fund Inc.	265,894
		671,629

	Recreational Products
5,400	Konami Corp.	122,183
5,808	Nintendo Co., Ltd.	796,410
3,950	Shimano Inc.	113,107
4,700	Yamaha Corp.	82,312
		1,114,012

	Regional Banks
15,000	77 Bank, Ltd. (The)	113,005
26,000	Bank of Fukuoka, Ltd. (The)	223,573
13,000	Bank of Kyoto, Ltd. (The)	155,216
53,000	Hokuhoku Financial Group, Inc.	250,682
25,000	Nishi-Nippon City Bank, Ltd. (The)	148,074
		890,550

	Restaurants
5,407	Skylark Co., Ltd.	86,031

	Semiconductors
2,000	NEC Electronics Corp.	65,792
5,805	Rohm Co., Ltd.	627,300
5,000	Sanken Electric Co., Ltd	87,353
		780,445

	Specialty Stores
2,900	Shimachu Co., Ltd.	88,478
6,000	UNY Co., Ltd.	93,932
		182,410

	Specialty Telecommunications
50	INDEX CORP	103,119

	Steel
13,200	JFE Holdings, Inc.	473,598
67,000	Kobe Steel, Ltd.	229,538
172,108	Nippon Steel Corp.	636,568
102,000	Sumitomo Metal Industries, Ltd.	413,772
		1,753,476

	Telecommunication Equipment
3,000	Uniden Corp.	66,090

	Textiles
4,571	Nisshinbo Industries, Inc.	50,798
33,608	Teijin Ltd.	229,132
47,000	Toray Industries, Inc.	392,535
		672,465

	Tobacco
31	Japan Tobacco Inc.	480,825

	Trucks/Construction/Farm Machinery
1,400	Hitachi Construction Machinery Co., Ltd.	38,657
43,500	Komatsu Ltd.	802,604
60,000	Kubota Corp.	571,672
		1,412,933

	Wholesale Distributors
54,051	Itochu Corp.	458,793
53,550	Marubeni Corporation	285,685
49,200	Mitsubishi Corp.	1,148,867
60,000	Mitsui & Co., Ltd.	862,621
36,000	Sumitomo Corporation	492,415
		3,248,381

	Wireless Telecommunications
331	NTT DoCoMo, Inc.	535,964

	Total Japan	106,858,438

	Luxembourg (0.1%)
	Steel
13,167	Arcelor	462,111

	Mexico (0.6%)
	Beverages: Alcoholic
10,300	Grupo Modelo, S.A. de C.V. (Series C)	38,053

	Beverages: Non-Alcoholic
4,000	Coca-Cola Femsa, S.A. de C.V. (Series L)	12,014
12,500	Fomento Economico Mexicano, S.A. de C.V. (Series UBD) (Units) +	98,105
		110,119

	Broadcasting
42,000	Grupo Televisa S.A. (Series CPO)	174,866

	Construction Materials
58,200	Cemex S.A. de C.V. (Series CPO) (Units) +	383,079

	Discount Stores
36,800	Wal-Mart de Mexico S.A. de C.V. (Series V)	214,326

	Home Building
2,000	Urbi, Desarrollos Urbanos, S.A. de C.V.*	14,730

	Household/Personal Care
10,300	Kimberly-Clark de Mexico, S.A. de C.V. (A Shares)	37,383

	Industrial Conglomerates
6,600	Alfa, S.A. (Class A)	37,428

	Major Telecommunications
241,500	Telefonos de Mexico S.A. de C.V. (Series L)	286,619

	Miscellaneous Manufacturing
14,700	Grupo Carso S.A. de C.V. (Series A1)	40,380

	Other Metals/Minerals
21,400	Grupo Mexico S.A. de C.V. (Series B)	60,013

	Real Estate Development
7,400	Corporacion GEO, S.A. de C.V. (Series B)*	25,462

	Regional Banks
26,400	Grupo Financiero Banorte S.A. de C.V. (O Shares)	62,917

	Wireless Telecommunications
359,000	America Movil S.A. de C.V. (Series L)	606,465

	Total Mexico	2,091,840

	Netherlands (3.3%)
	Aerospace & Defense
8,611	European Aeronautic Defence and Space Co.	337,245

	Air Freight/Couriers
21,024	TNT NV	689,862

	Beverages: Alcoholic
20,716	Heineken NV	728,310

	Chemicals: Major Diversified
3,936	Koninklijke DSM NV	175,995

	Electronic Equipment/Instruments
3,463	Oce NV	61,063

	Electronic Production Equipment
16,159	ASML Holding NV*	364,016

	Financial Conglomerates
62,406	ING Groep NV (Share Certificates)	2,225,830

	Food: Major Diversified
20,160	Unilever NV (Share Certificates)	1,413,853

	Industrial Conglomerates
27,631	Koninklijke (Royal) Philips Electronics NV	932,160

	Industrial Specialties
7,165	Akzo Nobel NV	346,655

	Investment Banks/Brokers
3,887	Euronext NV	239,087

	Life/Health Insurance
65,990	Aegon NV	1,065,839

	Major Banks
58,913	ABN AMRO Holding NV	1,634,779

	Major Telecommunications
50,020	Koninklijke (Royal) KPN NV	482,917

	Personnel Services
1,070	Vedior NV (Share Cerrificates)	17,256

	Publishing: Books/Magazines
12,809	Reed Elsevier NV	179,974
4,825	VNU NV	161,546
6,754	Wolters Kluwer NV (Share Certificates)	149,442
		490,962

	Real Estate Development
2,193	Rodamco Europe NV	189,352

	Real Estate Investment Trusts
2,672	Corio NV	157,052
1,089	Wereldhave NV	112,345
		269,397

	Semiconductors
8,967	STMicroelectronics NV	165,521

	Total Netherlands	11,830,099

	Norway (0.5%)
	Chemicals: Agricultural
5,467	Yara International ASA	80,943

	Financial Conglomerates
9,153	DNB NOR ASA	102,498

	Food: Specialty/Candy
8,750	Orkla ASA	348,537

	Industrial Conglomerates
4,687	Norsk Hydro ASA	575,237

	Integrated Oil
18,400	Statoil ASA	506,133

	Major Telecommunications
20,900	Telenor ASA	209,697

	Miscellaneous Manufacturing
515	Tomra Systems ASA	4,083

	Telecommunication Equipment
5,200	Tandberg ASA	32,125
2,700	Tandberg Television ASA*	38,860
		70,985

	Total Norway	1,898,113

	Poland (0.5%)
	Aluminum
118	Grupa Kety S.A.	4,679

	Information Technology Services
733	Prokom Software S.A.	33,020

	Major Telecommunications
47,214	Telekomunikacja Polska S.A.	345,994

	Oil Refining/Marketing
20,425	Polski Koncern Naftowy Orlen S.A.	413,399

	Other Metals/Minerals
8,725	KGHM Polska Miedz S.A.	202,057

	Publishing: Newspapers
2,517	Agora S.A.	50,864

	Regional Banks
5,378	Bank Pekao S.A.	299,422
666	Bank Przemyslowo-Handlowy BPH	162,686
1,784	Bank Zachodni WBK S.A.	84,893
25,556	Powszechna Kasa Oszczednosci Bank Polski S.A.	256,192
		803,193

	Total Poland	1,853,206

	Portugal (0.2%)
	Cable/Satellite TV
1,832	PT Multimedia - Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	21,558

	Electric Utilities
25,212	Energias de Portugal, S.A.	82,973

	Major Telecommunications
19,095	Portugal Telecom, SGPS, S.A. (Registered Shares)	191,541

	Other Transportation
13,568	Brisa-Auto Estradas de Portugal, S.A. (Private Shares)	118,470

	Regional Banks
60,644	Banco Comercial Portugues, S.A. (Registered Shares)	177,487

	Total Portugal	592,029

	Russia (1.5%)
	Electric Utilities
5,070	RAO Unified Energy System (Registered Shares) (GDR)	247,670

	Integrated Oil
30,800	Lukoil (Sponsored ADR)	2,356,200

	Oil & Gas Pipelines
5,120	Gazprom (Sponsored ADR) (Registered Shares)	439,680

	Oil & Gas Production
8,500	Surgutneftegaz (Sponsored ADR)	584,375
3,900	Tatneft (Sponsored ADR)	335,400
		919,775

	Other Metals/Minerals
4,600	JSC MMC Norilsk Nickel (ADR)	411,700

	Precious Metals
4,600	Polyus Gold Co. ZAO - (Non-registered Shares)* ‡‡	156,400

	Wireless Telecommunications
7,900	Mobile TeleSystems (Sponsored ADR)	296,092
9,400	OAO VimpelCom (Sponsored ADR)*	439,920
		736,012

	Total Russia	5,267,437

	Singapore (1.5%)
	Aerospace & Defense
83,334	Singapore Technologies Engineering Ltd.	154,018

	Air Freight/Couriers
104,000	Singapore Post Ltd.	75,148

	Airlines
34,000	Singapore Airlines Ltd.	297,966

	Computer Peripherals
3,543	Creative Technology Ltd.	29,183

	Electronic Components
17,696	Venture Corp., Ltd.	146,805

	Electronic Production Equipment
80,000	STATS ChipPAC Ltd.*	56,606

	Hospital/Nursing Management
40,000	Parkway Holdings Ltd.	58,006

	Hotels/Resorts/Cruiselines
3,962	Overseas Union Enterprise Ltd.	26,861

	Industrial Conglomerates
11,000	Fraser & Neave Ltd.	127,678
34,000	Keppel Corp., Ltd.	275,871
		403,549
	Investment Banks/Brokers
51,479	Singapore Exchange Ltd.	100,224

	Major Banks
66,393	DBS Group Holdings Ltd.	674,312
156,078	Oversea-Chinese Banking Corp., Ltd.	654,696
		1,329,008

	Major Telecommunications
411,632	Singapore Telecommunications Ltd.	645,154

	Marine Shipping
31,000	Neptune Orient Lines Ltd.	47,870

	Other Transportation
109,068	ComfortDelGro Corp. Ltd.	114,332

	Publishing: Newspapers
97,328	Singapore Press Holdings Ltd.	258,239

	Real Estate Development
66,000	Capitaland Ltd.	161,325
39,455	City Developments Ltd.	208,025
24,000	Keppel Land Ltd.	56,484
5,073	MCL Land Ltd	5,416
10,000	Singapore Land Ltd.	37,068
33,674	United Overseas Land Ltd.	57,725
		526,043

	Real Estate Investment Trusts
61,000	Ascendas Real Estate Investment Trust	81,948
48,700	CapitaMall Trust	72,024
		153,972

	Regional Banks
71,489	United Overseas Bank Ltd.	642,493

	Semiconductors
72,000	Chartered Semiconductor Manufacturing Ltd.*	61,783

	Specialty Stores
7,032	Jardine Cycle & Carriage Ltd.	49,573

	Trucks/Construction/Farm Machinery
54,512	SembCorp Industries Ltd.	99,567
35,000	SembCorp Marine Ltd.	64,212
		163,779

	Total Singapore	5,340,612

	Spain (2.6%)
	Apparel/Footwear Retail
5,141	Industria de Diseno Textil, S.A.	176,496

	Banking
21,578	Banco Popular Espanol S.A.	269,905

	Broadcasting
1,347	Antena 3 Television S.A.	36,462

	Electric Utilities
18,242	Endesa, S.A.	525,028
14,956	Iberdrola S.A.	425,549
3,859	Union Fenosa, S.A.	145,277
		1,095,854

	Engineering & Construction
769	Acciona S.A.	96,002
6,713	ACS, Actividades de Construccion y Servicios, S.A.	233,562
5,250	Cintra Concesiones de Infraestructuras de Transporte S.A.	68,410
846	Fomento de Construcciones y Contratas S.A.	54,503
1,715	Grupo Ferrovial, S.A.	133,917
		586,394

	Gas Distributors
32,828	Gas Natural SDG, S.A.	948,021

	Information Technology Services
1,637	Indra Sistemas S.A.	31,629

	Integrated Oil
22,589	Repsol YPF, S.A.	612,010

	Major Banks
76,582	Banco Bilbao Vizcaya Argentaria, S.A.	1,545,680
107,378	Banco Santander Central Hispano S.A.	1,543,934
		3,089,614

	Major Telecommunications
119,970	Telefonica S.A.	1,829,886

	Other Transportation
10,285	Abertis Infraestructuras S.A.	273,408

	Real Estate Development
1,902	Sacyr Vallehermoso S.A.	48,436

	Steel
4,795	Acerinox, S.A.	76,981

	Tobacco
7,961	Altadis, S.A.	330,737

	Water Utilities
4,256	Sociedad General de Aguas de Barcelona, S.A. (Class A)	104,455

	Total Spain	9,510,288

	Sweden (2.0%)
	Advertising/Marketing Services
3,300	Eniro AB	42,989

	Apparel/Footwear Retail
9,850	Hennes & Mauritz AB (B Shares)	362,261

	Broadcasting
1,050	Modern Times Group MTG AB (B Shares)*	51,120

	Electronics/Appliances
6,300	Electrolux AB (Series B)	168,283

	Engineering & Construction
12,080	Skanska AB (B Shares)	187,565

	Household/Personal Care
5,186	Svenska Cellulosa AB (B Shares)	215,978

	Industrial Machinery
650	Alfa Laval AB	14,027
10,200	Assa Abloy AB (B Shares)	164,414
11,160	Atlas Copco AB (A Shares)	262,124
7,407	Atlas Copco AB (B Shares)	156,918
6,309	Sandvik AB	310,481
		907,964

	Information Technology Services
10,375	WM-data AB (B Shares)	35,631

	Life/Health Insurance
15,962	Skandia Forsakrings AB	110,268

	Major Banks
14,800	Skandinaviska Enskilda Banken AB (A Shares)	330,092
24,500	Svenska Handelsbanken AB (A Shares)	602,853
		932,945

	Major Telecommunications
4,105	Tele2 AB (B Shares)	44,158
42,848	TeliaSonera AB	243,567
		287,725

	Medical Specialties
5,000	Getinge AB (B Shares)	78,293

	Metal Fabrications
8,408	SKF AB (B Shares)	117,827

	Miscellaneous Commercial Services
2,000	Securitas AB (B Shares)	36,449

	Pulp & Paper
1,650	Holmen AB (B Shares)	61,226

	Regional Banks
86,984	Nordea Bank AB	935,687

	Steel
1,200	SSAB Svenskt Stal AB (Series A)	52,028

	Telecommunication Equipment
468,552	Telefonaktiebolaget LM Ericsson (B Shares)	1,689,320

	Tobacco
17,400	Swedish Match AB	219,226

	Trucks/Construction/Farm Machinery
3,100	Scania AB (B Shares)	122,373
3,257	Volvo AB (A Shares)	154,285
6,730	Volvo AB (B Shares)	329,429
		606,087

	Total Sweden	7,098,872

	Switzerland (5.7%)
	Biotechnology
332	Serono SA (B Shares)	251,102

	Building Products
126	Geberit AG (Registered Shares)	114,554
266	Schindler Holding AG	115,304
		229,858

	Chemicals: Agricultural
2,854	Syngenta AG*	362,551

	Chemicals: Specialty
1,864	Ciba Specialty Chemicals AG (Registered Shares)	118,321
5,982	Clariant AG (Registered Shares)*	90,254
990	Lonza Group AG (Registered Shares)	62,301
		270,876

	Computer Peripherals
2,605	Logitech International SA (Registered Shares)*	110,680

	Construction Materials
5,066	Holcim Ltd. (Registered Shares)	383,158

	Electronic Equipment/Instruments
1,204	Kudelski S.A. - Bearer	38,166

	Financial Conglomerates
33,494	UBS AG (Registered Shares)	3,639,514

	Food: Major Diversified
13,337	Nestle S.A. (Registered Shares)	3,909,768

	Household/Personal Care
190	Givaudan S.A. (Registered Shares)	135,088

	Industrial Conglomerates
53,188	ABB Ltd.*	577,950

	Major Banks
24,316	Credit Suisse Group (Registered Shares)	1,419,004

	Major Telecommunications
551	Swisscom AG (Registered Shares)	169,172

	Medical Specialties
826	Nobel Biocare Holding AG	187,258
373	Straumann AG (Registered Shares)	89,591
1,752	Synthes, Inc.	209,687
		486,536

	Miscellaneous Commercial Services
22	SGS SA	20,621

	Multi-Line Insurance
1,684	Zurich Financial Services AG (Registered Shares)*	368,605

	Other Consumer Specialties
11,577	Compagnie Financiere Richemont AG (Series A) (Units) +	526,268
744	Swatch Group AG (B Shares)	120,510
1,528	Swatch Group AG (Registered Shares)	49,990
		696,768

	Personnel Services
288	Adecco S.A. (Registered Shares)	16,075

	Pharmaceuticals: Major
71,838	Novartis AG (Registered Shares)	3,942,329
21,854	Roche Holding AG	3,450,991
		7,393,320

	Property - Casualty Insurers
2,259	Swiss Re (Registered Shares)	167,853

	Specialty Stores
82	Valora Holding AG*	15,769

	Total Switzerland	20,662,434

	Thailand (0.5%)
	Airlines
31,900	Thai Airways International PCL (Alien Shares)	32,977

	Chemicals: Specialty
17,000	PTT Chemical PCL (Alien Shares)*	37,986

	Coal
8,200	Banpu PCL (Alien Shares)	29,274

	Construction Materials
8,300	Siam Cement PCL (The)	52,441
18,800	Siam Cement PCL (The) (Alien Shares)	130,371
2,100	Siam City Cement PCL (Alien Shares)	20,172
		202,984

	Electric Utilities
7,000	Ratchaburi Electricity Generating Holding PCL	7,326
13,700	Ratchaburi Electricity Generating Holding PCL (Alien Shares)	14,339
		21,665

	Electronic Components
10,700	Hana Microelectronics PCL	7,626
24,200	Hana Microelectronics PCL (Alien Shares)	17,248
		24,874

	Engineering & Construction
62,200	Italian Thai Development PCL (Alien Shares)	13,899

	Finance/Rental/Leasing
41,500	Nat’l Finance PCL	16,095
20,700	TISCO Bank PCL	14,886
		30,981

	Home Building
92,800	Land & Houses PCL	22,762
120,201	Land & Houses PCL (Alien Shares)	30,563
		53,325

	Major Banks
28,200	Kasikornbank PCL	48,889
72,700	Kasikornbank PCL (Alien Shares)	134,439
		183,328

	Oil & Gas Production
15,500	PTT Exploration & Production PCL (Alien Shares)	227,713

	Oil Refining/Marketing
47,700	PTT PCL (Alien Shares)	320,981

	Other Transportation
8,300	Airports of Thailand PCL	10,979
18,500	Airports of Thailand PCL (Alien Shares)	24,470
		35,449

	Regional Banks
18,700	Bangkok Bank PCL	54,753
51,800	Bangkok Bank PCL (Alien Shares)	164,972
174,800	Krung Thai Bank PCL (Alien Shares)	54,323
49,700	Siam Commercial Bank PCL (Alien Shares)	75,951
		349,999

	Specialty Telecommunications
104,000	True Corp. PCL (Alien Shares)*	30,718

	Telecommunication Equipment
88,100	Shin Corp. PCL	109,178

	Wireless Telecommunications
46,600	Advanced Info Service PCL (Alien Shares)	123,277

	Total Thailand	1,828,608

	Turkey (1.4%)
	Airlines
5,378	Turk Hava Yollari Anonim Ortakligi*	33,486

	Beverages: Alcoholic
2,410	Anadolu Efes Biracilik ve Malt Sanayii A.S.	82,304

	Electronics/Appliances
20,980	Arcelik A.S.	196,341

	Financial Conglomerates
49,285	Haci Omer Sabanci Holding A.S.	379,402

	Food Retail
14,382	Migros Turk TAS	158,473

	Industrial Specialties
5,176	Trakya Cam Sanayii A.S.	21,290
15,503	Turk Sise ve Cam Fabrikalari A.S.	60,257
		81,547

	Miscellaneous Manufacturing
44,112	Dogan Sirketler Grubu Holding A.S.*	174,783

	Motor Vehicles
12,467	Ford Otomotiv Sanayi A.S.	114,791
35,135	Koc Holding A.S.	193,574
		308,365

	Oil Refining/Marketing
14,625	Tupras-Turkiye Petrol Rafinerileri A.S.	303,538

	Publishing: Newspapers
26,467	Dogan Yayin Holding A.S.*	123,846
15,186	Hurriyet Gazetecilik ve Matbaacilik A.S.	63,036
		186,882

	Regional Banks
84,559	Akbank T.A.S.	733,908
130,530	Turkiye Garanti Bankasi A.S.*	600,931
90,546	Turkiye Is Bankasi	820,039
42,035	Yapi ve Kredi Bankasi A.S.*	233,175
		2,388,053

	Steel
47,688	Eregli Demir ve Celik Fabrikalari T.A.S.	331,117

	Wireless Telecommunications
48,927	Turkcell Iletisim Hizmetleri A.S.	334,181

	Total Turkey	4,958,472

	United Kingdom (17.9%)
	Advertising/Marketing Services
24,932	Aegis Group PLC*	56,336
21,369	WPP Group PLC	237,243
14,406	Yell Group PLC	136,550
		430,129

	Aerospace & Defense
97,877	BAE Systems PLC	726,175
33,678	Cobham PLC	110,702
15,751	Meggitt PLC	101,588

56,435	Rolls-Royce Group PLC*	435,776
		1,374,241

	Airlines
20,740	British Airways PLC*	120,204

	Apparel/Footwear
6,273	Burberry Group PLC	48,104
17,462	GUS PLC	320,937
		369,041

	Beverages: Alcoholic
111,898	Diageo PLC	1,665,379

	Broadcasting
83,738	ITV PLC	161,278

	Cable/Satellite TV
24,255	British Sky Broadcasting Group PLC	209,731

	Casino/Gaming
74,506	Hilton Group PLC	482,854
19,089	William Hill PLC	193,930
		676,784

	Chemicals: Major Diversified
30,205	Imperial Chemical Industries PLC	196,019
5,663	Johnson Matthey PLC	146,802
		342,821

	Chemicals: Specialty
12,725	BOC Group PLC	335,530

	Construction Materials
18,301	Hanson PLC	211,322

	Containers/Packaging
14,384	Rexam PLC	130,519

	Department Stores
35,535	Marks & Spencer Group PLC	307,268
5,586	Next PLC	172,236
		479,504

	Drugstore Chains
20,953	Boots Group PLC	237,098

	Electric Utilities
90,596	National Grid PLC	927,639
28,924	Scottish & Southern Energy PLC	550,124
61,398	Scottish Power PLC	625,941
		2,103,704

	Electronic Equipment/Instruments
59,525	Invensys PLC*	22,770

	Electronics/Appliance Stores
42,646	DSG International PLC	133,162
5,842	Kesa Electricals PLC	25,881
		159,043

	Engineering & Construction
7,635	AMEC PLC	51,212
16,489	Balfour Beatty PLC	107,228
		158,440

	Financial Conglomerates
107,934	Lloyds TSB Group PLC	978,424

	Financial Publishing/Services
32,353	Reuters Group PLC	252,268

	Food Retail
37,208	Sainsbury (J) PLC	199,263
199,991	Tesco PLC	1,131,520
		1,330,783

	Food: Major Diversified
102,025	Unilever PLC	1,072,800

	Food: Specialty/Candy
69,736	Cadbury Schweppes PLC	684,890
24,477	Tate & Lyle PLC	250,845
		935,735

	Gas Distributors
71,307	Centrica PLC	338,424

	Home Building
5,554	Barratt Developments PLC	98,570
2,533	Bellway PLC	51,737
2,653	Berkeley Group Holdings PLC (The) (Units) *+	52,300
6,251	Persimmon PLC	139,801
13,584	Taylor Woodrow PLC	94,258
9,081	Wimpey (George) PLC	83,087
		519,753

	Home Improvement Chains
25,781	Kingfisher PLC	108,940

	Hotels/Resorts/Cruiselines
8,005	Carnival PLC	444,366
21,783	InterContinental Hotels Group PLC	335,630
		779,996

	Household/Personal Care
32,476	Reckitt Benckiser PLC	1,066,643

	Industrial Conglomerates
16,587	Smiths Group PLC	292,755
28,917	Tomkins PLC	157,820
		450,575

	Industrial Machinery
8,278	Fki PLC	18,852

	Industrial Specialties
55,508	Pilkington PLC	154,065

	Information Technology Services
27,647	LogicaCMG PLC	89,279
18,461	Misys PLC	80,062
		169,341

	Integrated Oil
93,135	BG Group PLC	1,052,232
540,947	BP PLC	6,506,182
115,400	Royal Dutch Shell PLC (A Shares)	3,926,772
88,888	Royal Dutch Shell PLC (B Shares)	3,188,295
		14,673,481

	Life/Health Insurance
59,225	Friends Provident PLC	211,800
53,105	Prudential PLC	538,561
		750,361

	Major Banks
137,061	Barclays PLC	1,465,592
77,874	HBOS PLC	1,369,601
222,660	HSBC Holdings PLC	3,700,103
57,973	Royal Bank of Scotland Group PLC	1,794,733
		8,330,029

	Major Telecommunications
198,046	BT Group PLC	724,107
64,126	Cable & Wireless PLC	116,660
		840,767

	Marine Shipping
10,287	Associated British Ports Holdings PLC	107,711
30,420	Peninsular & Oriental Steam Navigation Co. (The)	295,242
		402,953

	Medical Specialties
20,817	Smith & Nephew PLC	206,670

	Miscellaneous Commercial Services
17,468	BBA Group PLC	98,365
15,188	GKN PLC	80,257
		178,622

	Miscellaneous Manufacturing
13,147	IMI PLC	120,581

	Motor Vehicles
2,453	TI Automotive Ltd.*‡	0

	Movies/Entertainment
18,698	EMI Group PLC	84,666
28,413	Rank Group PLC	136,112
		220,778

	Multi-Line Insurance
77,705	Aviva PLC	996,111
195,207	Legal & General Group PLC	435,009
79,458	Royal & Sun Alliance Insurance Group PLC	177,422
		1,608,542

	Other Metals/Minerals
35,312	Anglo American PLC	1,357,066
61,967	BHP Billiton PLC	1,144,964
26,849	Rio Tinto PLC	1,369,558
		3,871,588

	Other Transportation
5,161	Arriva PLC	53,901
36,736	BAA PLC	408,504
13,127	FirstGroup PLC	94,532
20,281	Stagecoach Group PLC	40,414
		597,351

	Packaged Software
40,356	Sage Group PLC (The)	191,171

	Pharmaceuticals: Major
49,608	AstraZeneca PLC	2,402,507
167,796	GlaxoSmithKline PLC	4,293,043
		6,695,550

	Publishing: Books/Magazines
5,933	EMAP PLC	89,357
17,454	Pearson PLC	226,074
27,547	Reed Elsevier PLC	259,762
		575,193

	Publishing: Newspapers
7,098	Daily Mail and General Trust	97,368
6,431	United Business Media PLC	74,545
		171,913

	Pulp & Paper
11,820	Bunzl PLC	132,805

	Railroads
4,939	National Express Group PLC	76,803

	Real Estate Development
10,836	British Land Company PLC	221,520
5,958	Hammerson PLC	110,669
9,657	Land Securities Group PLC	289,512
5,247	Liberty International PLC	98,536
8,432	Slough Estates PLC	88,738
		808,975

	Restaurants
96,556	Compass Group PLC	380,950
16,452	Enterprise Inns PLC	270,468
24,591	Mitchells & Butlers PLC	178,072
11,771	Punch Taverns PLC	181,366
12,007	Whitbread PLC	226,980
		1,237,836

	Semiconductors
32,951	ARM Holdings PLC	77,680

	Specialty Stores
9,191	MFI Furniture Group PLC	10,875
34,293	Signet Group PLC	62,082
		72,957

	Steel
114,205	Corus Group PLC	141,728

	Tobacco
33,030	British American Tobacco PLC	744,578
14,042	Imperial Tobacco Group PLC	417,725
		1,162,303

	Water Utilities
17,142	Kelda Group PLC	238,808
15,001	Severn Trent PLC	305,865
		544,673

	Wholesale Distributors
17,495	Electrocomponents PLC	93,381
17,599	Wolseley PLC	423,966
		517,347

	Wireless Telecommunications
1,446,699	Vodafone Group PLC	3,037,281

	Total United Kingdom	64,610,075

	TOTAL COMMON STOCKS
	(Cost $250,300,426)	344,912,381

	PREFERRED STOCKS (1.2%)
	Brazil (1.0%)
	Aerospace & Defense
8,422	Empresa Brasileira de Aeronautica S.A.	86,580

	Beverages: Alcoholic
413,692	Companhia de Bebidas das Americas	170,094

	Containers/Packaging
15,500	Klabin S.A.	30,188

	Electric Utilities
2,777,027	Centrais Eletricas Brasileiras S.A. (Class B)	52,705
2,447,000	Companhia Energetica de Minas Gerais	117,828
		170,533

	Food: Meat/Fish/Dairy
12,500	Sadia S.A.	41,798

	Integrated Oil
54,504	Petroleo Brasileiro S.A.	1,157,563

	Major Telecommunications
5,846,010	Brasil Telecom Participacoes S.A.	41,236

	Other Metals/Minerals
13,777	Companhia Vale do Rio Doce (Class A)	608,853

	Personnel Services
9,556	Contax Participacoes S.A.	13,300

	Pulp & Paper
10,988	Aracruz Celulose S.A. (B Shares)	42,701
1,768	Votorantim Celulose e Papel S.A.	21,970
		64,671

	Regional Banks
8,000	Banco Bradesco S.A.	314,505
10,530	Banco Itau Holding Financeira S.A.	319,754
1,950	Unibanco-Uniao de Bancos Brasileiros S.A. (GDR) (Units) +	164,229
		798,488

	Specialty Telecommunications
4,139,422	Embratel Participacoes S.A.*	11,036
6,556	Tele Norte Leste Participacoes S.A.	115,537
		126,573

	Steel
40,500	Caemi Mineracao e Metalurgia S.A.	72,655
5,500	Gerdau S.A.	119,295
2,600	Usinas Siderurgicas de Minas Gerais S.A. (Class A)	84,955
		276,905

	Wireless Telecommunications
1,712	Tele Centro Oeste Celular Participacoes S.A.	24,593
3,711	Telesp Celular Participacoes S.A.*	17,943
		42,536

	Total Brazil	3,629,318

	Germany (0.1%)
	Broadcasting
1,446	ProSiebenSat.1 Media AG	33,013

	Household/Personal Care
1,454	Henkel KGaA - Vorzug	162,730

	Motor Vehicles
111	Porsche AG	85,799
1,808	Volkswagen AG	77,857
		163,656

	Total Germany	359,399

	Russia (0.1%)
	Oil & Gas Production
4,100	Surgutneftegaz (Sponsored ADR)	432,550

	TOTAL PREFERRED STOCKS
	(Cost $1,937,637)	4,421,267

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (2.9%)
	REPURCHASE AGREEMENT
$10,622	Joint repurchase agreement account 4.46% due 02/01/06 (dated 1/31/06; proceeds $10,623,316) (a) (Cost $10,622,000)		10,622,000

	TOTAL INVESTMENTS
	(Cost $262,860,063) (b) (c)	99.5%	359,955,648
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.5	1,729,421
	NET ASSETS	100.0%	$361,685,069

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
*	Non-income producing security.
**	Comprised of securities in separate entities that are traded as a single stapled security.
+	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
‡

Securities with total market value equal to $0.00 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

‡‡	Acquired through corporate action. Pending listing.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	Securities have been designated as collateral in an amount equal to $137,918,409, in connection with open forward foreign currency contracts and open futures contracts.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $103,231,062 and the aggregate gross unrealized depreciation is $6,135,477, resulting in net unrealized appreciation of $97,095,585.

Futures Contracts Open at January 31, 2006:

				UNREALIZED
NUMBER OF	LONG/	DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
26	Short	FTSE 100 Index Future March 2006	$(2,656,435)	$(25,577)
21	Long	EURX DAX Index Future March 2006	3,631,861	62,362
26	Long	HANG SENG Index Future February 2006	2,658,146	37,765
67	Long	FTSE/JSE TOP 40 Index Future March 2006	1,976,494	116,682
44	Long	TOPIX Index Future March 2006	6,419,635	108,238

		Net unrealized appreciation		$299,470

Forward Foreign Currency Contracts Open at January 31, 2006:

					UNREALIZED
CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)
EUR	70,000		$84,567	2/1/2006	$(441)
	$162,435	THB	6,318,144	2/1/2006	(161)
	$1,976	THB	77,247	2/2/2006	8
	$415	THB	16,140	2/3/2006	0
	$2,477,609	AUD	3,331,955	2/17/2006	45,548
	$11,473,047	EUR	9,644,214	2/17/2006	249,817
	$2,544,401	EUR	2,141,481	2/17/2006	58,641
	$3,745,000	EUR	3,117,223	2/17/2006	44,088
	$12,940,000	GBP	7,294,826	2/17/2006	39,368
HKD	100,288,882		$12,940,000	2/17/2006	8,309
HKD	5,456,288		$703,928	2/17/2006	370
	$2,874,913	JPY	338,920,639	2/17/2006	19,181
JPY	171,890,772		$1,457,467	2/17/2006	(10,334)
JPY	3,272,375,417		$27,734,933	2/17/2006	(208,373)
	$6,300,000	JPY	742,833,000	2/17/2006	43,163
JPY	1,013,289,407		$8,482,000	2/17/2006	(170,631)
	$6,133,247	JPY	730,797,200	2/17/2006	107,141
SGD	6,279,541		$3,745,000	2/17/2006	(125,852)
	$2,275,340	EUR	1,896,117	3/15/2006	32,904
	$6,528,189	EUR	5,444,650	3/15/2006	99,873
	$13,579,103	EUR	11,329,704	3/15/2006	213,150
	$19,081,253	EUR	15,913,509	3/15/2006	291,111
	$20,678,717	EUR	17,232,408	3/15/2006	299,212
EUR	6,200,664		$7,431,992	3/15/2006	(116,407)
EUR	41,535,543		$49,819,391	3/15/2006	(744,040)
EUR	770,175		$923,401	3/15/2006	(14,174)
	$300,951	EUR	250,989	3/15/2006	4,591
	$7,432,706	JPY	856,545,000	3/15/2006	(94,372)
	$1,856,537	ZAR	11,300,000	3/15/2006	(3,055)

	Net unrealized appreciation				$68,635

Currency Abbreviations:
AUD	Australian Dollar.
GBP	British Pound.
EUR	Euro.
HKD	Hong Kong Dollar.
JPY	Japanese Yen.
SGD	Singapore Dollar.
ZAR	South African Rand.
THB	Thai Baht.

Morgan Stanley International Fund

Summary of Investments  January 31, 2006 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	NET ASSETS

Major Banks	$45,236,124	12.5%
Integrated Oil	25,422,249	7.0
Pharmaceuticals: Major	19,992,278	5.5
Financial Conglomerates	13,032,028	3.6
Motor Vehicles	11,778,694	3.3
Electric Utilities	11,431,458	3.2
Repurchase Agreement	10,622,000	2.9
Major Telecommunications	10,167,190	2.8
Real Estate Development	10,087,193	2.8
Other Metals/Minerals	9,848,818	2.7
Industrial Conglomerates	9,721,479	2.7
Electronic Equipment/Instruments	8,658,909	2.4
Regional Banks	8,049,751	2.2
Multi-Line Insurance	8,019,476	2.2
Food: Major Diversified	7,016,024	1.9
Telecommunication Equipment	5,656,998	1.6
Wireless Telecommunications	5,415,716	1.5
Investment Banks/Brokers	5,248,464	1.4
Food Retail	4,803,648	1.3
Oil & Gas Production	4,210,359	1.2
Chemicals: Specialty	4,205,101	1.2
Wholesale Distributors	4,109,405	1.1
Engineering & Construction	3,668,520	1.0
Construction Materials	3,711,668	1.0
Beverages: Alcoholic	3,621,946	1.0
Steel	3,534,239	1.0
Industrial Machinery	3,531,857	1.0
Electronics/Appliances	3,244,224	0.9
Gas Distributors	3,238,823	0.9
Oil Refining/Marketing	3,177,159	0.9
Life/Health Insurance	3,113,463	0.9
Electronic Components	3,077,723	0.8
Information Technology Services	3,050,105	0.8
Chemicals: Major Diversified	3,049,985	0.8
Railroads	2,822,083	0.8
Pharmaceuticals: Other	2,799,307	0.8
Household/Personal Care	2,767,426	0.8
Finance/Rental/Leasing	2,703,838	0.8
Property - Casualty Insurers	2,651,378	0.7
Electrical Products	2,449,256	0.7
Aerospace & Defense	2,266,625	0.6
Trucks/Construction/Farm Machinery	2,232,499	0.6
Tobacco	2,224,108	0.6
Home Building	2,222,205	0.6
Industrial Specialties	2,056,361	0.6
Department Stores	1,935,236	0.5
Packaged Software	1,866,292	0.5
Air Freight/Couriers	1,802,208	0.5

Food: Specialty/Candy	1,801,857	0.5
Other Transportation	1,740,334	0.5
Auto Parts: O.E.M.	1,694,089	0.5
Apparel/Footwear Retail	1,683,425	0.5
Electronic Production Equipment	1,628,869	0.5
Hotels/Resorts/Cruiselines	1,600,693	0.4
Apparel/Footwear	1,590,618	0.4
Real Estate Investment Trusts	1,556,640	0.4
Building Products	1,547,931	0.4
Restaurants	1,367,002	0.4
Publishing: Books/Magazines	1,322,436	0.4
Metal Fabrications	1,311,157	0.4
Marine Shipping	1,278,607	0.4
Medical Specialties	1,242,481	0.3
Pulp & Paper	1,221,438	0.3
Semiconductors	1,180,910	0.3
Recreational Products	1,114,012	0.3
Miscellaneous Commercial Services	1,104,287	0.3
Casino/Gaming	1,030,140	0.3
Broadcasting	898,115	0.3
Automotive Aftermarket	896,549	0.3
Water Utilities	872,087	0.2
Airlines	853,830	0.2
Publishing: Newspapers	767,347	0.2
Electronics/Appliance Stores	726,011	0.2
Other Consumer Specialties	716,187	0.2
Internet Software/Services	676,466	0.2
Miscellaneous Manufacturing	675,432	0.2
Textiles	672,465	0.2
Media Conglomerates	629,338	0.2
Advertising/Marketing Services	610,259	0.2
Computer Processing Hardware	599,216	0.2
Commercial Printing/Forms	537,469	0.2
Chemicals: Agricultural	532,364	0.1
Containers/Packaging	484,758	0.1
Oil & Gas Pipelines	453,994	0.1
Movies/Entertainment	437,339	0.1
Precious Metals	422,180	0.1
Biotechnology	393,344	0.1
Specialty Stores	349,197	0.1
Food: Meat/Fish/Dairy	289,289	0.1
Specialty Telecommunications	271,623	0.1
Aluminum	270,655	0.1
Banking	269,905	0.1
Medical/Nursing Services	261,668	0.1
Financial Publishing/Services	252,268	0.1
Beverages: Non-Alcoholic	244,413	0.1
Drugstore Chains	237,098	0.1
Cable/Satellite TV	231,289	0.1
Discount Stores	214,326	0.1
Food Distributors	205,332	0.1
Office Equipment/Supplies	171,032	0.1
Computer Peripherals	139,863	0.0
Tools/Hardware	127,030	0.0
Investment Trusts/Mutual Funds	117,577	0.0
Medical Distributors	114,248	0.0

Home Improvement Chains	108,940		0.0
Hospital/Nursing Management	103,725		0.0
Trucking	100,716		0.0
Personnel Services	99,043		0.0
Other Consumer Services	88,255		0.0
Agricultural Commodities/Milling	84,541		0.0
Consumer Sundries	55,431		0.0
Oilfield Services/Equipment	54,036		0.0
Data Processing Services	41,302		0.0
Coal	29,274		0.0

	$359,955,648	*	99.5%

*              Does not include open long and short futures contracts with underlying face amounts of $14,686,136 and $2,656,435, respectively, and net unrealized appreciation of $325,047 and unrealized depreciation of $25,577, respectively. Also open forward foreign currency contracts with net unrealized appreciation of $68,635.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

March 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

March 23, 2006

/s/ Francis Smith

Francis Smith

Principal Financial Officer

March 23, 2006